Cash flow information - Cash used in operation Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash used in operation Abstract [Abstract]
Net Loss before income tax	¥ (251,912)	¥ (82,140)
Adjustments for:
Depreciation of property, plant and equipment	58
Depreciation and amortization of right-of-use assets	6,697	3,540
Credit loss allowances on financial asset	1,416	56
interest income	(118)	(283)
interest expense	748	189
Increase in trade receivables	(740)
Increase in prepayments, other receivables and other assets	(74,221)	(11,666)
Increase in trade and other payables	67,919	27,007
Cash used in operations	¥ (250,153)	¥ (63,297)